CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities

24. CONTINGENT LIABILITIES

From time to time, we become involved in legal or administrative proceedings related to our current and acquired businesses. Such proceedings expose us to possible losses, and we expect our involvement in such matters to continue in the normal conduct of our business. We will represent our interests vigorously in all proceedings in which we are involved. Legal and administrative proceedings involving possible losses are inherently complex, and we apply significant judgment in estimating probable outcomes. As a result, potential exists for adjustments to liabilities and material variance between actual costs and estimates.

Information on the amounts accrued for litigation, environmental remediation and asset retirement are disclosed in note 19. Our assessment of specific matters at the date of issuance of these financial statements is set out below.

Environmental contingencies

We are responsible for environmental remediation of certain facilities and sites. Work at these sites is in various stages of environmental management: we are assessing and investigating some sites and remediating or monitoring others. We have established a provision for our estimated liabilities (see note 19). However, new information, including changes in regulations or results of investigations, could lead to reassessment of our exposure related to these matters. In addition, we may revise our estimates of our future obligations because they are dependent on several uncertain factors including the method and extent of the remediation as well as cost-sharing arrangements with other parties involved.

For the matters described below, at the date of issuance of these financial statements, we determined that we could not make a reliable estimate of the amount and timing of any financial effect in excess of the amounts accrued.

Idaho phosphate mining and processing sites

Nu-West Industries, Inc. ("Nu-West"), a wholly owned subsidiary of Agrium, has been working co-operatively with federal and state agencies on environmental remediation at existing and former phosphate mining and processing sites in Idaho. Nu-West has been notified of potential violations of federal and state statutes by U.S. federal and state agencies. Depending on the site, Nu-West is in the investigation or risk assessment stage or has, for some sites, begun preliminary remediation work under agreements with the agencies. Completion of investigations, risk assessments or preliminary work will enable Nu-West and the agencies to determine what, if any, remediation work will be required. During 2016 and 2017, Nu-West completed substantial remedial construction and investigative fieldwork for certain of the Idaho sites. Results of the construction and site monitoring will determine future investigation and remediation requirements. In 2015, Nu-West received a Notice of Intent advising that trustees for U.S. federal and state agencies will conduct a damage assessment at the Idaho phosphate mining and processing sites. Discussions with the trustees, including negotiation of the scope of future remediation, continued in 2017; the assessment may take many years to mature to a stage where the trustees assert a claim for damages.

Manitoba mining properties

In 1996, Agrium acquired Viridian Inc. (“Viridian”). Viridian has retained certain liabilities associated with the Fox Mine – a closed mineral processing site near Lynn Lake, Manitoba. Viridian was amalgamated with Agrium in 2017. Agrium is currently treating water draining from the site to meet provincial downstream water quality standards. Agrium has substantially completed the investigation phase of remediation and is currently in discussions with the Province of Manitoba regarding remedial alternatives selection. Concurrence and approval from the Province of a remedial design are expected within the next 12 to 36 months. For this matter, we have not disclosed information about the amount accrued for site remediation because disclosure of such information would seriously prejudice our position in discussions with the Province. There were no significant developments in 2017.